RETIREMENT PLANS (Details) - USD ($)	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
RETIREMENT PLANS [Abstract]
Age threshold for 401 (k) plan	21 years
Hours worked per calendar year established as threshold for 401(k) plan	1000 hours
Requisite service period to participate in contribution plan	6 months
Maximum contribution each employee towards profit sharing plan (in hundredths)	3.50%
Maximum contribution each employee, towards 401(k) plan (in hundredths)	4.00%
Total contribution percentage in profit sharing and 401(k) plan (in hundredths)	7.50%
Employer contribution towards profit sharing plan and 401(k) plan	$ 1,000,000	$ 1,100,000	$ 912,000